Provision Calculation using Undiscounted Closure Cost Estimates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligations [Line Items]
Total closure cost estimate	$ 355.2	$ 492.4
South Africa
Asset Retirement Obligations [Line Items]
Total closure cost estimate	33.3	246.6
Ghana
Asset Retirement Obligations [Line Items]
Total closure cost estimate	83.3	79.3
Australia
Asset Retirement Obligations [Line Items]
Total closure cost estimate	196.6	125.1
Peru
Asset Retirement Obligations [Line Items]
Total closure cost estimate	$ 42.0	$ 41.4